Goodwill and Intangible Assets, Net - Schedule of Goodwill (Details) $ in Thousands	12 Months Ended
Dec. 31, 2021 USD ($)
Goodwill [Roll Forward]
Goodwill, beginning balance	$ 18,101
Acquisition of Chaikin	5,187
Goodwill, ending balance	$ 23,288